GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets, Useful Lives (Details)	12 Months Ended
Dec. 31, 2018
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Property plant & equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years
Property plant & equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Auxiliary facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years
Auxiliary facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	45 years
Other facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Other facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years